Taxation (Details) - Schedule of Deferred Income Tax Liabilities or to Deferred Income Tax Assets - CHF (SFr)	Jun. 30, 2023	Dec. 31, 2022
Deferred tax liabilities
Total	SFr (168,474)	SFr (167,299)
Deferred tax assets
Total	39,183	41,429
Deferred Tax, net	(129,291)	(125,870)
Other Receivables [Member]
Deferred tax liabilities
Total	(168,474)	(167,299)
Net operation loss (NOL) [Member]
Deferred tax assets
Total	SFr 39,183	SFr 41,429